Intangible Assets - Schedule of Intangible Assets (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Estimated Fair Value, Intangible assets	$ 2,361,066	$ 2,361,066
Estimated Useful Life, Intangible assets	6 years	6 years
Annual Amortization Expense, Intangible assets	$ 393,511	$ 393,511